Shareholders' Equity - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	Dec. 31, 2025 Share $ / shares	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | Share	2,817,625	2,817,625	1,372,264	1,142,329
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 12.18		$ 14.55	$ 15.90
2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | Share	267,945	267,945
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares		$ 14.78
2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | Share	959,578	959,578
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares		$ 12.98
2028
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | Share	259,213	259,213
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares		$ 9.58
2029
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | Share	645,653	645,653
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares		$ 10.59
2030
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options (in shares) | Share	685,236	685,236
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares		$ 12.52